Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate Owned [Abstract]
Net (gain) loss on sales or write-downs of other real estate owned	$ 60	$ 236	$ 534
Other real estate expense, net of rental income	441	540	296
Expense from other real estate operations, net	$ 501	$ 776	$ 830